UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-23137
Date of Notification: November 21, 2018

2.	Exact name of Investment Company as specified in registration statement:
SIERRA TOTAL RETURN FUND

3.	Address of principal executive office: (number, street, city, state, zip code)
SIERRA TOTAL RETURN FUND
280 Park Ave, 6th Floor East
New York, NY 10017

4.	Check one of the following:

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:    /s/ Richard T. Allorto, Jr.
Richard T. Allorto, Jr.
Chief Financial Officer

SIERRA
TOTAL RETURN FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

If you do not wish to sell shares at this time, please disregard this Notice.

November 21, 2018

Dear Sierra Total Return Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Sierra Total Return Fund (the "Fund"). Quarterly repurchase offers provide shareholders with some liquidity. You will receive a notice similar to this once per quarter, in which the Fund will offer to repurchase shares of the Fund ("Shares") during each regularly scheduled quarterly repurchase offer.

The repurchase offer period will begin on November 21, 2018 and end on December 21, 2018. If you own shares through a broker/dealer, adviser or third party and wish to redeem shares, please contact your financial professional.

Shareholders tendering Class T shares, through a quarterly repurchase offer request, less than 365 days after the original purchase date may be subject to an early withdrawal charge of 1.00%, which will be deducted from the repurchase proceeds of Class T shares, if (i) the original purchase was for amounts of $1 million or less and (ii) the selling broker received the reallowance of the dealer-manager fee.

All Repurchase Request Forms must be completed in proper form and received by Sierra Total Return Fund by 4:00 p.m., Eastern Time, on December 21, 2018 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,
Sierra Total Return Fund

CURRENT FORM AS OF 11/15/18 VERSION C

SIERRA
TOTAL RETURN FUND

REPURCHASE OFFER

1. The Offer. Sierra Total Return (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding Class T shares (the "Repurchase Offer Amount") at net asset value ("NAV") of Class T shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide some liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2. Net Asset Value. On November 14, 2018, the NAV of the Class T Shares (SRNTX) was $25.13 per share The Fund must compute the NAV of its shares no more than seven (7) days before the date of this Notice and on each of the five (5) business days before the Repurchase Request Deadline. The NAV of Class T shares may fluctuate between the Repurchase Request Deadline (defined below) and the Repurchase Pricing Date. Class T's current NAV may be obtained by calling 1-888-292-3178 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Redemption Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on December 21, 2018 (the "Repurchase Request Deadline").

4. Repurchase Pricing Date. The NAV of Class T shares used to calculate the repurchase price will be determined December 21, 2018 (the "Repurchase Pricing Date"). The NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Dates. The Repurchase Pricing Date may be a date earlier than the Repurchase Pricing Date if, on or immediately following the repurchase request deadline, it appears that the use of an earlier repurchase pricing date is not likely to result in significant dilution of the NAV of either Class T shares that are tendered for repurchase or Class T shares that are not tendered.

5. Payment for Shares Repurchased. The Fund expects to make payments for all Class T shares repurchased the day following the Repurchase Pricing Date, but in any event, no later than seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased/Pro Rata Purchase. If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) more than the Repurchase Offer Amount or if shareholders tender more than the Repurchase Offer Amount plus two percent (2%) of the shares outstanding on the Repurchase Request Deadline, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining shares. You may have to wait until a subsequent quarterly repurchase offer to tender shares that the Fund was unable to repurchase, and you must submit a new repurchase request for that offer. In addition, you would be subject to the risk of NAV fluctuations during that period. Subsequent repurchase requests of unfilled repurchase requests will not be given priority over other shareholder requests. Any subsequent repurchase offers may also be oversubscribed.

7. Withdrawal or Modification. Shares submitted pursuant to the repurchase offer may be withdrawn or you may change the number of Class T shares submitted for repurchase at any time prior to 4:00 p.m., Eastern Time, on December 21, 2018 (the Repurchase Request Deadline). With respect to Class T Shares held directly, shareholders seeking to modify or withdraw their tender of Class T Shares must send to the Transfer Agent, at the address noted in the Repurchase Request Form, a notice of withdrawal or notice of modification, as applicable, that specifics the number of Class T shares to be tendered. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the repurchase offer. However, withdrawn Class T shares may be retendered by following the procedures described herein prior to the Repurchase Request Deadline. For further information regarding modifications or withdrawals of tenders, you may call shareholders services at 1-888-292-3178 or contact your financial advisor.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone a repurchase offer only by a vote of a majority of the Fund's board of trustees, including a majority of the trustees who are not interested persons of the Fund, and only in the following limited circumstances:

- If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
- If the repurchase would cause the shares that are subject of the offer that is either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association.
- For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;
- For any period during which an emergency exists as a result of which disposal by the Fund of its shares is not reasonably practical, or during which it is not reasonably practical for the Fund fairly to determine the value of its NAV; and
- For any other periods that the U.S. Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

CURRENT FORM AS OF 11/15/18 VERSION C

10. Early Withdrawal Charges on Class T. Shareholders tendering Class T shares, through a quarterly repurchase offer request, less than 365 days after the original purchase date may be subject to an early withdrawal charge of 1.00%, which will be deducted from the repurchase proceeds of Class T shares, if (i) the original purchase was for amounts of $1 million or less and (ii) the selling broker received the reallowance of the dealer-manager fee. ALPS Distributors, Inc., the Fund's distributor, may waive the imposition of the early withdrawal charge on the repurchase of Class A, Class C, Class T and Class U shares in the following situations: (1) shareholder death; or (2) shareholder disability. Any such waiver does not imply that the early withdrawal charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder.

11. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees investment adviser, transfer agent, or distributor makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

CURRENT FORM AS OF 11/15/18 VERSION C

REPURCHASE REQUEST FORM

SIERRA
TOTAL RETURN FUND

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME,
WEDNESDAY, DECEMBER 21, 2018

Regular Mail
Sierra Total Return Fund
c/o DST Systems, Inc.
P.O. Box 219169
Kansas City, MO 64121-9169

Overnight Mail
Sierra Total Return Fund
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, and, in which case, the Fund will repurchase shares on a pro rata basis.

I understand that unless this form is submitted to the Fund in good order and free from error on or before the time and date specified above, that the Fund will not be able to honor a request for repurchase of shares pursuant to this Repurchase Offer.

For Class T Shareholders Only - I understand that tenders of Class T Shares for repurchase within one year (365 days) of the purchase date of such Class T shares will be subject to a 1.00% early withdrawal charge, payable to the Fund's distributor out of repurchase proceeds.

Name(s) of Registered Shareholders: ______________________________

____

Account Number: ______________________________

Daytime Phone Number: ______________________________

Class of Shares to be Tendered

PLEASE NOTE: Check only ONE option and fill in number or dollar amount as appropriate

☐ Class T Shares (SRNTX)

☐ Full Tender – Please tender all shares in my account

☐ Partial Tender – Please tender____________shares from my account

CURRENT FORM AS OF 11/15/18 VERSION C

Payment and Delivery Instructions

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions:

____

____

____

____

Electronically deposited by ACH to my bank. (A voided check is required.)

Payee or Account Name: ____________________ **Account Number:** ____________________

Signatures

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-888-292-3178 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

____

Signature Date

____

Signature Date

Medallion Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By:

____

11/18 STR0083D-C

SIERRA
TOTAL RETURN FUND

NOTICE OF QUARTERLY REPURCHASE OFFER
IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

If you do not wish to sell shares at this time, please disregard this Notice.

November 21, 2018

Dear Sierra Total Return Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Sierra Total Return Fund (the "Fund"). Quarterly repurchase offers provide shareholders with some liquidity. You will receive a notice similar to this once per quarter, in which the Fund will offer to repurchase shares of the Fund ("Shares") during each regularly scheduled quarterly repurchase offer. If you own Shares through a broker-dealer or advisor, please contact your financial consultant.

The repurchase offer period will begin on November 21, 2018 and end on December 21, 2018. If you own shares through a broker/dealer, adviser or third party and wish to redeem shares, please contact your financial advisor.

Shareholders tendering Class T shares, through a quarterly repurchase offer request, less than 365 days after the original purchase date may be subject to an early withdrawal charge of 1.00%, which will be deducted from the repurchase proceeds of Class T shares, if (i) the original purchase was for amounts of $1 million or less and (ii) the selling broker received the reallowance of the dealer-manager fee.

All Repurchase Request Forms must be completed in proper form and received by Sierra Total Return Fund by 4:00 p.m., Eastern Time, on December 21, 2018 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,
Sierra Total Return Fund

CURRENT FORM AS OF 11/15/18 VERSION C

SIERRA
TOTAL RETURN FUND

REPURCHASE OFFER

1. The Offer. Sierra Total Return (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding Class T shares (the "Repurchase Offer Amount") at net asset value ("NAV") of Class T shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide some liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2. Net Asset Value. On November 14, 2018, the NAV of the Class T Shares (SRNTX) was $25.13 per share. The Fund must compute the NAV of its shares no more than seven (7) days before the date of this Notice and on each of the five (5) business days before the Repurchase Request Deadline. The NAV of Class T shares may fluctuate between the Repurchase Request Deadline (defined below) and the Repurchase Pricing Date. Class T's current NAV may be obtained by calling 1-888-292-3178 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Redemption Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on December 21, 2018 (the "Repurchase Request Deadline").

4. Repurchase Pricing Date. The NAV of Class T shares used to calculate the repurchase price will be determined December 21, 2018 (the "Repurchase Pricing Date"). The NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Dates. The Repurchase Pricing Date may be a date earlier than the Repurchase Pricing Date if, on or immediately following the repurchase request deadline, it appears that the use of an earlier repurchase pricing date is not likely to result in significant dilution of the NAV of either Class T shares that are tendered for repurchase or Class T shares that are not tendered.

5. Payment for Shares Repurchased. The Fund expects to make payments for all Class T shares repurchased the day following the Repurchase Pricing Date but in any event, no later than seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased/Pro Rata Purchase. If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) more than the Repurchase Offer Amount or if shareholders tender more than the Repurchase Offer Amount plus two percent (2%) of the shares outstanding on the Repurchase Request Deadline, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining shares. You may have to wait until a subsequent quarterly repurchase offer to tender shares that the Fund was unable to repurchase, and you must submit a new repurchase request for that offer. In addition, you would be subject to the risk of NAV fluctuations during that period. Subsequent repurchase requests of unfilled repurchase requests will not be given priority over other shareholder requests. Any subsequent repurchase offers may also be oversubscribed.

7. Withdrawal or Modification. Shares submitted pursuant to the repurchase offer may be withdrawn or you may change the number of Class T shares submitted for repurchase at any time prior to 4:00 p.m., Eastern Time, on December 21, 2018 (the Repurchase Request Deadline). With respect to Class T Shares held directly, shareholders seeking to modify or withdraw their tender of Class T Shares must send to the Transfer Agent, at the address noted in the Repurchase Request Form, a notice of withdrawal or notice of modification, as applicable, that specifics the number of Class T shares to be tendered. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the repurchase offer. However, withdrawn Class T shares may be retendered by following the procedures described herein prior to the Repurchase Request Deadline. For further information regarding modifications or withdrawals of tenders, you may call shareholders services at 1-888-292-3178 or contact your financial advisor.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone a repurchase offer only by a vote of a majority of the Fund's board of trustees, including a majority of the trustees who are not interested persons of the Fund, and only in the following limited circumstances:

- If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
- If the repurchase would cause the shares that are subject of the offer that is either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association.
- For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;
- For any period during which an emergency exists as a result of which disposal by the Fund of its shares is not reasonably practical, or during which it is not reasonably practical for the Fund fairly to determine the value of its NAV; and
- For any other periods that the U.S. Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

CURRENT FORM AS OF 11/15/18 VERSION C

10. Early Withdrawal Charges on Class T. Shareholders tendering Class T shares, through a quarterly repurchase offer request, less than 365 days after the original purchase date may be subject to an early withdrawal charge of 1.00%, which will be deducted from the repurchase proceeds of Class T shares, if (i) the original purchase was for amounts of $1 million or less and (ii) the selling broker received the reallowance of the dealer-manager fee. ALPS Distributors, Inc., the Fund's distributor, may waive the imposition of the early withdrawal charge on the repurchase of Class A, Class C, Class T and Class U shares in the following situations: (1) shareholder death; or (2) shareholder disability. Any such waiver does not imply that the early withdrawal charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder.

11. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees, investment adviser, transfer agent, or distributor makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

11/18 STR0083B-C